Gain on disposals (Tables)	12 Months Ended
Dec. 31, 2019
Gain on disposals [Abstract]
Gains on disposal of rigs
We have recognized the following gains on disposal of three rigs for the year ended December 31, 2019:

(In $ millions)	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	8.5	2.1	6.4

We have recognized the following gains on disposal of 18 rigs for the year ended December 31, 2018:

(In $ millions)	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	37.6	18.8	18.8